Fair Value Measurements - Backstop Subscription Agreement - Summary of changes in fair value of financial instruments measured on recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 36,435	$ 3,668
Reinstatement of common stock warrants as preferred stock warrants		61
Issuance of Pay-to-Play convertible notes and related warrants		9,282
Common rights offering		142
Issuance of 2023 convertible notes and related warrants	464	12,300
Issuance of Pre-funded common stock warrants	110,718	505
Change in estimated fair value	15,723	10,477
Balance	163,340	36,435
Pay to Play Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	14,641	3,139
Issuance of Pay-to-Play convertible notes and related warrants		8,717
Common rights offering		142
Issuance of Pre-funded common stock warrants	0
Change in estimated fair value	1,301	2,643
Balance	15,942	14,641
2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	18,064
Issuance of 2023 convertible notes and related warrants	0	11,175
Issuance of Pre-funded common stock warrants	105,902
Change in estimated fair value	8,721	6,889
Balance	132,687	18,064
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	3,730	529
Reinstatement of common stock warrants as preferred stock warrants		61
Issuance of Pay-to-Play convertible notes and related warrants		565
Issuance of 2023 convertible notes and related warrants	464	1,125
Issuance of Pre-funded common stock warrants	4,816	505
Change in estimated fair value	5,701	945
Balance	$ 14,711	$ 3,730